Litigation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Litigation Disclosure [Abstract]
Litigation	Note 13 — Litigation We are not currently involved in any pending legal proceeding or litigation.

Note 27 — Litigation We are not currently involved in any pending legal proceeding or litigation.